Other financial liabilities	12 Months Ended
Dec. 31, 2023
Other financial liabilities.
Other financial liabilities

21.Other financial liabilities

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Deferred consideration	81,129	—	—
Contingent royalty liability	5,587	—	—
Deferred underwriting discount	7,280	9,280	—
Deferred liabilities	500	7,239	—
Financial liabilities arising from sale and leaseback transaction	193	—	—
	94,689	16,519	—

Non-current
Contingent consideration	84,200	—	—
Contingent royalty liability	38,398	—	—
Redeemable Class A ordinary shares	—	264,477	244,250
Deferred underwriting discount	—	—	9,280
Financial liabilities arising from sale and leaseback transaction	329	—	—
	122,927	264,477	253,530
	217,616	280,996	253,530

21.Other financial liabilities (continued)

Deferred consideration

On 16 February 2024, MAC used part of the proceeds from the ASX IPO to repay in full the $82,852 thousand deferred consideration facility to Glencore in connection with the acquisition of the CSA mine (refer to Note 31).

Contingent royalty liability

As part of the acquisition of CMPL, the Group recognized a contingent royalty liability of $43,130 thousand, measured on a provisional basis (Refer Note 26 and Note 23).

Contingent consideration

As part of the acquisition of CMPL, the Group recognized contingent consideration of $81,000 thousand, measured on a provisional basis (Refer Note 26 and Note 23).

Deferred underwriting discount

The underwriter for the 2021 IPO was paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO (including the Over-Allotment Units), or $5,303 thousand. Additionally, the underwriter is entitled to a deferred underwriting discount of $7,280 thousand of the gross proceeds of the IPO (including the Over-Allotment Units) following the completion of the Company’s initial Business Combination. The deferred underwriting discount was fully settled in March 2024.

Deferred liabilities

Legal services agreements

Legal services rendered by the Group’s external counsel is accrued on a quarterly basis but were deferred for settlement until the closing of the initial Business Combination. The accrued fees as of 31 December 2023 and 31 December 2022 were $500 thousand and $3,373 thousand, respectively.

Upon closing of the transaction, the Company repaid Glencore $5,079 thousand in legal and accounting fees Glencore incurred on the Company’s behalf.

Glencore deed of consent and side letter

On 22 November 2022, the Company and MAC Australia entered into a Deed of Consent and Covenant (the “Deed of Consent and Covenant”) with Glencore to amend the Share Sale Agreement (the “Amendment”). Pursuant to the Amendment, the Company agreed to assume the costs related to the auditing fees associated with CMPL. The fees were paid by Glencore and reimbursed by the Company to Glencore upon the Closing of the initial Business Combination. The fees were expensed as incurred. The deferred fees payable to Glencore as of 31 December 2023 and 31 December 2022 were $nil and $2,995 thousand, respectively.

Redeemable class A ordinary shares

The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events, and as such, are classified as financial liabilities.